Leases - Narrative (Details)	6 Months Ended
Jun. 30, 2020
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	20 years